Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets

NOTE 4:- INTANGIBLE ASSETS

Intangible assets, net, are comprised of the following:

	Cost		Accumulated amortization			Intangible assets, net
								December 31,
	2010	2011	2010	2011		2010	2011

Customers contracts and
relationships	$2,476	$2,476	$57		$260	$2,419	$2,216
Technology	1,546	1,546	65		257	1,481	1,289
Covenants not-to-compete	646	646	36	(*)	646	610	-

	$4,668	$4,668	$158		$1,163	$4,510	$3,505

(*) Includes write-off of covenants not-to-compete of $502 for the year ended December 31, 2011.See Note 1.

Amortization of intangible assets charged to expense was $ 0, $ 158 and $ 1,005 for 2009, 2010 and 2011, respectively.